Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of reportable segments

For management purposes, the Company is organized into business units based on its products and services and has two reportable segments, as follows:

Reportable segments	Operations
SaaS (Software-as-a-Service)	Includes the following solutions:
	i.	Zenvia Attraction: Active multi-channel end-customer acquisition campaigns utilizing data intelligence and multi-channel automation.
	ii.	Zenvia Conversion: Converting leads into sales using multiple communication channels.
	iii.	Zenvia Service: Enabling companies to provide customer service with structured support across multiple channels.
	iv.	Zenvia Success: Protect and expand customer revenue through cross-selling and upselling.
	v.	Consulting: A Business Intelligence team that provides solutions to customer needs by using SaaS and CPaaS to enhance the end-consumer experience.
CPaaS (Communications Platform as a Service)

Includes services such as SMS, Voice, WhatsApp, Instagram and Webchat, all such applications being orchestrated and automated by chatbots, single customer view, journey designer, documents composer and authentication.

Schedule of information about reportable segments

The following table present revenue and cost of services information for the Company operations segments for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the year ended December 31,
	2024	2023	2022
Revenue
CPaaS	640,987	512,565	496,161
SaaS	318,693	295,012	260,554
Consolidated	959,680	807,577	756,715

Cost of services
CPaaS	(474,597)	(318,303)	(335,888)
SaaS	(190,310)	(158,732)	(131,915)
Consolidated	(664,907)	(477,035)	(467,803)

Gross profit
CPaaS	166,390	194,262	160,273
SaaS	128,383	136,280	128,639
Consolidated	294,773	330,542	288,912

Schedule of revenue by geographic region

The Company’s revenue by geographic region is presented below:

	For the year ended December 31,
	2024	2023	2022
Primary geographical markets
Brazil	802,373	718,297	687,691
USA	94,206	35,013	14,336
Argentina	13,090	11,771	11,231
Mexico	12,373	12,743	14,402
Netherlands	7,680	2,578	1,725
Malta	4,703	1,529	266
Peru	4,564	5,403	4,463
Switzerland	3,511	182	631
Colombia	3,946	5,305	5,541
Chile	2,199	4,210	3,781
Others	11,035	10,546	12,648
Total	959,680	807,577	756,715